PROVISIONS, COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Termination Benefits
Statement [Line Items]
Beginning Balance, Amount	$ 0
Additional Provisions	352
Ending Balance, Amount	352
Legal Disputes
Statement [Line Items]
Beginning Balance, Amount	0
Additional Provisions	1,681
Ending Balance, Amount	$ 1,681